Financial risk management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Maturity Profile Of Accrued Liabilities Based On Contractual Undiscounted Payments [Abstract]
Summary of Maturity Profile of Accrued Liabilities Based on Contractual Undiscounted Payments

The below table summarizes the maturity profile of the Group’s accrued liabilities based on contractual undiscounted payments:

	Less than 12 months	1 to 5 years	Total
December 31, 2023	€	€	€
Trade and other payables	2,909,725	—	2,909,725
Accrued liabilities	11,067,510	—	11,067,510
Lease Liabilities	158,458	96,250	254,708
	Less than 12 months	1 to 5 years	Total
December 31, 2022	€	€	€
Trade and other payables	6,685,080	—	6,685,080
Accrued liabilities	10,890,749	—	10,890,749
Lease Liabilities	222,182	254,709	476,891